Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Amount	$ 99,818	$ 95,499	$ 87,701
Preference shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	158.0	226.0
Amount	$ 3,950	$ 5,650
Preference shares [member] | Issued capital [member] | Preferred shares class A series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 3 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Preference shares [member] | Issued capital [member] | Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 9 [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Preference shares [member] | Issued capital [member] | Preferred shares class A series 12 [member]
Disclosure of classes of share capital [line items]
Number of shares		28.0
Amount		$ 700
Preference shares [member] | Issued capital [member] | Preferred shares class A series 14 [member]
Disclosure of classes of share capital [line items]
Number of shares		40.0
Amount		$ 1,000
Preference shares [member] | Issued capital [member] | Preferred shares class A series 16 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 18 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 20 [member]
Disclosure of classes of share capital [line items]
Number of shares	16.0	16.0
Amount	$ 400	$ 400
Preference shares [member] | Issued capital [member] | Preferred shares class A series 22 [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Preference shares [member] | Issued capital [member] | Preferred shares class A series 24 [member]
Disclosure of classes of share capital [line items]
Number of shares	18.0	18.0
Amount	$ 450	$ 450
Other equity instruments [member] | Issued capital [member] | Limited Recourse Capital Notes - Series 1 [member]
Disclosure of classes of share capital [line items]
Number of shares	1.8
Amount	$ 1,750
Preferred shares and other equity instruments [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Number of shares	159.8	226.0
Amount	$ 5,700	$ 5,650	$ 5,800	$ 5,000